PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Target Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2025
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	20.00%
Fixed Income Securities (including cash) (in percent)	25.00%
Real Estate (in percent)	9.00%
Other (in percent)	46.00%
Total (in percent)	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	2.00%
Fixed Income Securities (including cash) (in percent)	71.00%
Real Estate (in percent)	1.00%
Other (in percent)	26.00%
Total (in percent)	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	19.00%
Fixed Income Securities (including cash) (in percent)	59.00%
Real Estate (in percent)	0.00%
Other (in percent)	22.00%
Total (in percent)	100.00%